          STONEBRIDGE GROWTH FUND, INC.

             OFFICERS AND DIRECTORS
Richard C. Barrett, CHAIRMAN, BOARD OF DIRECTORS
                AND VICE PRESIDENT
     Debra L. Newman, PRESIDENT AND TREASURER
         Craig B. Burger, VICE PRESIDENT
       Chad S. Christensen, VICE PRESIDENT                       STONEBRIDGE
            James V. Hyatt, SECRETARY                         GROWTH FUND, INC.
           Selvyn B. Bleifer, DIRECTOR
            Marvin Freedman, DIRECTOR
            Charles F. Haas, DIRECTOR
           William H. Taylor, DIRECTOR

                INVESTMENT ADVISER
         STONEBRIDGE CAPITAL MANAGEMENT,
                   INCORPORATED
        1801 Century Park East, Suite 1800
          Los Angeles, California 90067

          ADMINISTRATOR AND DISTRIBUTOR
         ALPS MUTUAL FUNDS SERVICES, INC.
        370 Seventeenth Street, Suite 3100
              Denver, Colorado 80202

                  TRANSFER AGENT
         NATIONAL FINANCIAL DATA SERVICES
          330 W. 9th Street, 4th Floor,
           Kansas City, Missouri 64105

                    CUSTODIAN
                FIFTH THIRD BANK
               Fifth Third Center,
              Cincinnati, Ohio 45263

                  LEGAL COUNSEL
        PAUL, HASTINGS, JANOFSKY & WALKER
         555 S. Flower Street, 23rd Floor
          Los Angeles, California 90071

               INDEPENDENT AUDITORS
              HEIN + ASSOCIATES LLP                               ANNUAL REPORT
        717 Seventeenth Street, Suite 1600                   FOR THE YEAR ENDED
              Denver, Colorado 80202                           OCTOBER 31, 1998

This report and its financial statements are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

                                LETTER TO SHAREHOLDERS

I    REORGANIZATION

Thanks to the support of our shareholders, we were able to accomplish a major reorganization of the corporate form for each of the two Stonebridge Funds in 1998. Since inception, each fund has operated as a separate corporation. At the 1998 annual meeting, shareholders voted to combine both funds into two separate series of a single Trust effective November 1, 1998. The Stonebridge Funds Trust includes the Stonebridge Aggressive Growth Fund and the Stonebridge Growth Fund. The efficiencies and reduced costs of the Trust structure should serve shareholders both currently and well into the future. The information in this report corresponds to the period up to the Fund's reorganization.

II   THE YEAR IN REVIEW

1998 began with a continuation of the upward trend in the U.S. stock market. However, global turmoil in Asia, Russia, and Brazil, together with a slowing in U.S. corporate earnings and fears about hedge fund leverage, were sufficient to trigger a major decline in equity prices over the summer. Investors have taken recent interest rate cuts by the Federal Reserve and many other central banks as a signal that economic and financial risks have diminished dramatically and the U.S. equity markets have recovered to prior highs.

In an environment where there have been wide swings in investor sentiment, once again the large capitalization stocks have been viewed as "safe havens" and have significantly outperformed the broader market. Small and mid capitalization stocks under performed again this year, so far. Given the continuing uncertainties in the global economy, this trend could persist for several more quarters.

The domestic economy continues to benefit from low interest rates, nominal inflation, low unemployment and improved productivity in the corporate sector. However, extended equity valuations, slowing corporate earnings growth and political uncertainty weigh as potential negative influences for the coming year.

III  STONEBRIDGE GROWTH FUND

1998 proved to be a volatile and difficult year for the Stonebridge Growth Fund. For the calendar year as of October 31, 1998, the Growth Fund posted a return of -4.47%. This compared to a return of +14.63% for the S&P 500 and +6.29% for the New York Stock Exchange Composite Index (NYSE). This broad range of returns was fairly typical of the year.

     CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND, INC.
                VS. S&P 500 WITH INCOME AND THE NYSE COMPOSITE INDEX
                     FROM NOVEMBER 1, 1988 TO OCTOBER 31, 1998


                                       [GRAPH]

--------------------------------------------------------------------------------
                             Average Annual Total Return
                            Periods Ended October 31, 1998
--------------------------------------------------------------------------------
          1 Year                   5 Year                   10 Year
--------------------------------------------------------------------------------
          (2.04)%                  11.96%                   11.19%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             Average Annual Total Return
                           Periods Ended September 30, 1998
--------------------------------------------------------------------------------
          1 Year                   5 Year                   10 Year
--------------------------------------------------------------------------------
          (8.41)%                  11.71%                   11.13%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Final Portfolio Values
                            Period Ended October 31, 1998
--------------------------------------------------------------------------------
Stonebridge Growth Fund                                          $28,891
--------------------------------------------------------------------------------
S&P 500                                                          $51,785
--------------------------------------------------------------------------------
NYSE Composite                                                   $34,622
--------------------------------------------------------------------------------


DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DUE TO THE REORGANIZATION OF THE FUND, THE FISCAL YEAR END IS NOW OCTOBER 31ST.

The uncertain environment for corporate earnings coupled with a slowdown in Asian economies impacted the consumer cyclical and capital goods stocks most strongly in the Fund. Many of these companies, such as Boeing Co., Deere & Co., and Vicor Corporation, affected performance negatively in 1998. We have acted to shift assets out of these sectors and expanded our exposure in areas such as technology, healthcare and finance.

                           GROWTH FUND SECTOR ALLOCATION
                               as of October 31, 1998


                                       [CHART]


Basic Materials                                         4.5%
Capital Goods                                          10.4%
Communication Services                                  1.8%
Consumer Cyclicals                                      4.6%
Consumer Staples                                        6.6%
Energy                                                  4.0%
Financial                                              13.3%
Foreign                                                10.3%
Healthcare                                              8.6%
Technology                                             14.1%
U.S. Government Agency Obligations                     18.1%
Mutual Funds                                            3.7%


We established new positions in such companies as IBM Corp. (TECHNOLOGY), SBC Communications (COMMUNICATION SERVICES), and Merck & Co. (HEALTHCARE). We also added to existing positions such as Chase Manhattan (FINANCE), and Du Pont E I De Nemours (BASIC MATERIALS). While we expect the U.S. equity markets to remain volatile going forward, we are cautiously optimistic about the prospects for stocks, given the relatively favorable economic environment that currently exists.

Thank you for your investment in the Stonebridge Growth Fund. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,


/s/ Richard C. Barrett


Richard C. Barrett
President
Stonebridge Capital Management, Inc.

                               DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprising all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

HISTORICAL RECORD


                                                              PER SHARE
                                                -----------------------------------------
                                                              DIVIDENDS     DISTRIBUTIONS
                                                  NET          FROM NET         FROM
                                                 ASSET        INVESTMENT       CAPITAL
YEAR ENDED NOVEMBER 30,                          VALUE          INCOME          GAINS
-----------------------------------------------------------------------------------------
1989 . . . . . . . . . . . . . . . . . .        $ 14.18          $ .13         $  .50
1990 . . . . . . . . . . . . . . . . . .        $ 12.55          $ .21         $ 1.48
1991 . . . . . . . . . . . . . . . . . .        $ 14.85          $ .22         $  .33
1992 . . . . . . . . . . . . . . . . . .        $ 14.78          $ .21         $ 1.10
1993 . . . . . . . . . . . . . . . . . .        $ 12.62          $ .15         $ 1.88
1994 . . . . . . . . . . . . . . . . . .        $ 12.61          $ .07         $  .30
1995 . . . . . . . . . . . . . . . . . .        $ 14.36          $ .07         $  .69
1996 . . . . . . . . . . . . . . . . . .        $ 16.56          $ .17         $  .56
1997 . . . . . . . . . . . . . . . . . .        $ 17.69          $ .28         $ 1.51
1998*. . . . . . . . . . . . . . . . . .        $ 14.32          $ .02         $ 3.28


*FOR THE ELEVEN MONTHS ENDED OCTOBER 31, 1998 DUE TO THE REORGANIZATION OF THE FUND.

                             INDEPENDENT AUDITOR'S REPORT


BOARD OF DIRECTORS AND SHAREHOLDERS
STONEBRIDGE GROWTH FUND, INC.
LOS ANGELES, CALIFORNIA

     We have audited the accompanying statement of assets and liabilities of Stonebridge Growth Fund, Inc., (the "Fund") including the statement of investments, as of October 31, 1998, the related statement of operations for the eleven months then ended, the statements of changes in net assets for the eleven months ended October 31, 1998 and the year ended November 30, 1997, and the selected per share data and ratios set forth under the caption "Financial Highlights" for each of the five periods in the period ended October 31, 1998. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to in the first sentence above present fairly, in all material respects, the financial position of Stonebridge Growth Fund, Inc. at October 31, 1998, the results of its operations for the eleven months then ended, the changes in its net assets for the eleven months ended October 31, 1998 and the year ended November 30, 1997, and the selected per share data and ratios for each of the five periods in the periods then ended, in conformity with generally accepted accounting principles.



HEIN + ASSOCIATES LLP

Denver, Colorado
December 14, 1998

                             STONEBRIDGE GROWTH FUND, INC

                              STATEMENT OF INVESTMENTS
                                  OCTOBER 31, 1998

                                                               SHARES OR
                                                               PRINCIPAL      MARKET
                                                                AMOUNT         VALUE
                                                                ------         -----
COMMON STOCKS (79.9%)
  BASIC MATERIALS (4.6%)
       CHEMICALS (2.2%)
       Du Pont E I De Nemours Co . . . . . . . . . . .          15,000     $  862,500
                                                                           ----------
       CHEMICALS - SPECIALTY (2.4%)
       Sigma Aldrich Corp. . . . . . . . . . . . . . .          30,000        927,188
                                                                           ----------
       TOTAL BASIC MATERIALS . . . . . . . . . . . . .                      1,789,688
                                                                           ----------
                                                                           ----------
  CAPITAL GOODS (10.6%)
       AEROSPACE & DEFENSE (1.2%)
       Boeing Co . . . . . . . . . . . . . . . . . . .          12,000        450,000
                                                                           ----------

       ELECTRICAL EQUIPMENT (3.7%)
       Emerson Electric Co . . . . . . . . . . . . . .          20,000      1,320,000
       Vicor Corp**. . . . . . . . . . . . . . . . . .          13,000        121,875
                                                                           ----------
                                                                            1,441,875
                                                                           ----------
       MACHINERY (2.4%)
       Dover Corp. . . . . . . . . . . . . . . . . . .          30,000        952,500
                                                                           ----------
       MANUFACTURING (3.3%)
       Illinois Tool Works Inc . . . . . . . . . . . .          20,000      1,282,500
                                                                           ----------
       TOTAL CAPITAL GOODS . . . . . . . . . . . . . .                      4,126,875
                                                                           ----------
  COMMUNICATION SERVICES (1.8%)
       TELEPHONE (1.8%)
       SBC Communications Inc. . . . . . . . . . . . .          15,000        694,688
                                                                           ----------
       TOTAL COMMUNICATION SERVICES. . . . . . . . . .                        694,688
                                                                           ----------
  CONSUMER CYCLICALS (4.7%)
       BUILDING MATERIALS & HOME BUILDERS (2.8%)
       Clayton Homes . . . . . . . . . . . . . . . . .          16,200        250,088
       Valspar Corp. . . . . . . . . . . . . . . . . .          30,000        841,875
                                                                           ----------
                                                                            1,091,963
                                                                           ----------
       LEISURE & ENTERTAINMENT (1.9%)
       Mattel Inc. . . . . . . . . . . . . . . . . . .          20,000        717,500
                                                                           ----------
       TOTAL CONSUMER CYCLICALS. . . . . . . . . . . .                      1,809,463
                                                                           ----------
  CONSUMER STAPLES (6.8%)
       BEVERAGES (2.2%)
       Pepsico Inc . . . . . . . . . . . . . . . . . .          25,000        843,750
                                                                           ----------
       BROADCAST MEDIA & ENTERTAINMENT (2.9%)
       Time Warner Inc . . . . . . . . . . . . . . . .          12,000      1,113,750
                                                                           ----------


                             STONEBRIDGE GROWTH FUND, INC

                                  OCTOBER 31, 1998

                                                               SHARES OR
                                                               PRINCIPAL      MARKET
                                                                AMOUNT         VALUE
                                                                ------         -----
COMMON STOCKS (CONTINUED)
  CONSUMER STAPLES (CONTINUED)
       PERSONAL CARE (1.7%)
       Gillette Co . . . . . . . . . . . . . . . . . .          15,000      $ 674,062
                                                                           ----------
       TOTAL CONSUMER STAPLES. . . . . . . . . . . . .                      2,631,562
                                                                           ----------
  ENERGY (4.1%)
       OIL - INTERNATIONAL (4.1%)
       Chevron Corp. . . . . . . . . . . . . . . . . .          10,000        815,000
       Mobil Corp. . . . . . . . . . . . . . . . . . .          10,000        756,875
                                                                           ----------
       TOTAL ENERGY. . . . . . . . . . . . . . . . . .                      1,571,875
                                                                           ----------
  FINANCIAL (13.6%)
       BANKS - MAJOR REGIONAL (2.9%)
       Chase Manhattan Corp. . . . . . . . . . . . . .          20,000      1,136,250
                                                                           ----------
       BROKERAGE & DIVERSE FINANCIAL SERVICES (5.9%)
       American Express Co . . . . . . . . . . . . . .          10,000        883,750
       Fannie Mae. . . . . . . . . . . . . . . . . . .          20,000      1,416,250
                                                                           ----------
                                                                            2,300,000
                                                                           ----------
       INSURANCE - MULTILINE & BROKERAGE (2.5%)
       American International Group. . . . . . . . . .          11,250        959,063
                                                                           ----------
       INSURANCE PROPERTY (2.3%)
       General RE Corp . . . . . . . . . . . . . . . .           4,000        878,750
                                                                           ----------
       TOTAL FINANCIAL . . . . . . . . . . . . . . . .                      5,274,063
                                                                           ----------
  FOREIGN STOCKS (10.5%)
       ABB AG ADR. . . . . . . . . . . . . . . . . . .           7,000        838,495
       Nestle S A Sponsored ADR. . . . . . . . . . . .          12,000      1,276,130
       Roche Holdings Ltd Sponsored ADR. . . . . . . .          10,000      1,166,833
       Royal Dutch Petroleum . . . . . . . . . . . . .          16,000        788,000
                                                                           ----------
       TOTAL FOREIGN STOCKS. . . . . . . . . . . . . .                      4,069,458
                                                                           ----------
  HEALTHCARE (8.8%)
       HEALTHCARE - DIVERSE (7.1%)
       Abbott Labs . . . . . . . . . . . . . . . . . .          35,000      1,642,812
       Bristol Myers Squibb Co . . . . . . . . . . . .          10,000      1,105,625
                                                                           ----------
                                                                            2,748,437
                                                                           ----------
       MAJOR DRUGS (1.7%)
       Merck & Co Inc. . . . . . . . . . . . . . . . .           5,000        676,250
                                                                           ----------
       TOTAL HEALTHCARE. . . . . . . . . . . . . . . .                      3,424,687
                                                                           ----------
  TECHNOLOGY (14.4%)
       COMMUNICATION EQUIPMENT (1.2%)
       Motorola Inc. . . . . . . . . . . . . . . . . .           9,000        468,000
                                                                           ----------


                             STONEBRIDGE GROWTH FUND, INC

                                  OCTOBER 31, 1998

                                                                             SHARES OR
                                                                             PRINCIPAL      MARKET
                                                                               AMOUNT         VALUE
                                                                               ------         -----
COMMON STOCKS (CONTINUED)
  TECHNOLOGY (CONTINUED)
  COMPUTER HARDWARE & PERIPHERAL (3.6%)
       Lexmark International Group Class A** . . . . . . . . . . . . .         20,000    $ 1,398,750
                                                                                         -----------
       COMPUTER SOFTWARE & SERVICES (4.4%)
       Computer Associates International Inc . . . . . . . . . . . . .         25,000        984,375
       International Business Machines Corp. . . . . . . . . . . . . .          5,000        742,187
                                                                                         -----------
                                                                                           1,726,562
                                                                                         -----------
       ELECTRONICS - INSTRUMENTS & DISTRIBUTION (2.9%)
       W.W. Grainger Inc . . . . . . . . . . . . . . . . . . . . . . .         24,000      1,105,500
                                                                                         -----------
       SEMICONDUCTORS (2.3%)
       Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000        891,875
                                                                                         -----------
       TOTAL TECHNOLOGY. . . . . . . . . . . . . . . . . . . . . . . .                     5,590,687
                                                                                         -----------
TOTAL COMMON STOCKS(79.9%)
       (Cost $18,753,399). . . . . . . . . . . . . . . . . . . . . . .                    30,983,046
                                                                                         -----------
WARRANTS (0.0%)
       Coram Healthcare Corp . . . . . . . . . . . . . . . . . . . . .            495              0
       (Cost $0)                                                                         -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (18.5%)
       Federal Home Loan Bank Discount Note 4.29%, 11/06/98. . . . . .      1,000,000        999,285
       Federal Home Loan Bank Discount Note 4.59%, 12/16/98. . . . . .      1,000,000        994,163
       Federal Home Loan Bank Discount Note 4.51%, 12/23/98. . . . . .      1,000,000        993,402
       Federal Home Loan Bank Discount Note 4.54%, 01/20/99. . . . . .        800,000        792,114
       Federal Mortgage Corporation Discount Note 4.91%, 11/02/98. . .        800,000        799,782
       Federal Mortgage Corporation Discount Note 4.97%, 11/19/98. . .      1,000,000        997,386
       Federal Mortgage Corporation Discount Note 4.53%, 11/30/98. . .      1,000,000        996,242
       Federal National Mortgage Association 4.55%, 12/09/98 . . . . .        600,000        597,060
                                                                                         -----------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS. . . . . . . . . . . .                     7,169,434
       (Cost $7,169,434)                                                                 -----------

MUTUAL FUND (MONEY MARKET INVESTMENTS) (3.8%)
       Fountain Square Money Market. . . . . . . . . . . . . . . . . .                     1,461,613
       (Cost $1,461,613)                                                                 -----------

TOTAL INVESTMENTS (102.2%)
       (Cost $27,384,446). . . . . . . . . . . . . . . . . . . . . . .                   $39,614,093

OTHER LIABILITIES IN EXCESS OF ASSETS (-2.2%). . . . . . . . . . . . .                      (840,393)
                                                                                         -----------

NET ASSETS (100%). . . . . . . . . . . . . . . . . . . . . . . . . . .                   $38,773,700
                                                                                         -----------
                                                                                         -----------


**Securities on which no cash dividends were paid during the preceding eleven
(11) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.

                        STATEMENT OF ASSETS AND LIABILITIES
                                  OCTOBER 31, 1998

ASSETS:
  Investments, at value (Cost - see below) . . . . . . . . .  $  39,614,093
  Dividends and interest receivable. . . . . . . . . . . . .         26,378
  Receivable for Capital Stock sold. . . . . . . . . . . . .            700
  Deferred Expense Subsidy** (Note 3). . . . . . . . . . . .          4,729
  Prepaid Bond Expenses. . . . . . . . . . . . . . . . . . .         36,724
  Other Assets . . . . . . . . . . . . . . . . . . . . . . .         13,092
                                                              -------------

        TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .  $  39,695,716
                                                              -------------
LIABILITIES:
  Payable for investments purchased. . . . . . . . . . . . .  $     792,114
  Dividends Payable. . . . . . . . . . . . . . . . . . . . .            341
  Capital Gains Payable. . . . . . . . . . . . . . . . . . .         36,333
  Shares of beneficial interest redeemed . . . . . . . . . .         16,142
  Administration Fee** . . . . . . . . . . . . . . . . . . .          6,636
  Transfer Agent Fee . . . . . . . . . . . . . . . . . . . .         22,881
  Custody Fee. . . . . . . . . . . . . . . . . . . . . . . .            998
  Fund Accounting Fee. . . . . . . . . . . . . . . . . . . .          7,774
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . .          3,810
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . .          9,026
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . .         21,754
  Other payables . . . . . . . . . . . . . . . . . . . . . .          4,207
                                                              -------------

        TOTAL LIABILITIES. . . . . . . . . . . . . . . . . .  $     922,016
                                                              -------------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $  38,773,700
                                                              -------------
                                                              -------------

COMPOSITION OF NET ASSETS:
  Capital Stock ($1.00 par value). . . . . . . . . . . . . .  $   2,708,457
  Paid in capital. . . . . . . . . . . . . . . . . . . . . .     23,835,596
  Net unrealized appreciation in value of investments. . . .     12,229,647
                                                              -------------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $  38,773,700
                                                              -------------
                                                              -------------
NET ASSET VALUE PER SHARE:
  Net assets . . . . . . . . . . . . . . . . . . . . . . . .  $  38,773,700
  Shares outstanding . . . . . . . . . . . . . . . . . . . .      2,708,457
  Net asset value and redemption price per share . . . . . .         $14.32

COST OF INVESTMENTS. . . . . . . . . . . . . . . . . . . . .  $  27,384,446
                                                              -------------
                                                              -------------


**Related Party
The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.

                              STATEMENT OF OPERATIONS
                       FOR THE PERIOD ENDED OCTOBER 31, 1998

INVESTMENT INCOME:
INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .  $     371,467
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .        220,876
                                                              -------------

      TOTAL INCOME . . . . . . . . . . . . . . . . . . . . .  $     592,343
                                                              -------------
EXPENSES:
  Management Fee . . . . . . . . . . . . . . . . . . . . . .  $     288,991
  Administrative Fee . . . . . . . . . . . . . . . . . . . .         63,097
  Transfer Agency Fee. . . . . . . . . . . . . . . . . . . .        139,058
  Fund Accounting Fee. . . . . . . . . . . . . . . . . . . .         31,684
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . .         43,735
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . .         56,582
  Registration Fee . . . . . . . . . . . . . . . . . . . . .          5,486
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . .         13,528
  Custodian Fee. . . . . . . . . . . . . . . . . . . . . . .          2,490
  Trustee Fee. . . . . . . . . . . . . . . . . . . . . . . .         19,896
  Other Fees . . . . . . . . . . . . . . . . . . . . . . . .         25,903
  Expense Subsidy (Note 3) . . . . . . . . . . . . . . . . .       (107,500)
                                                              -------------

      TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . .  $     582,950
                                                              -------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .  $       9,393

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments . . . . . . . . . . . . .  $   1,003,163
  Unrealized Appreciation
    Beginning of Period. . . . . . . . . . . . . . . . . . .     13,295,084
    End of Period. . . . . . . . . . . . . . . . . . . . . .     12,229,647
                                                              -------------

  Change in net unrealized appreciation/depreciation . . . .     (1,065,437)
                                                              -------------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . .        (62,274)
                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .  $     (52,881)
                                                              -------------
                                                              -------------


The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.

                         STATEMENTS OF CHANGES IN NET ASSETS



                                                                PERIOD ENDED    YEAR ENDED
                                                                 OCTOBER 31,   NOVEMBER 30,
                                                                    1998           1997
                                                               ---------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . .   $      9,393   $     45,114
  Net Realized Gain On Investments . . . . . . . . . . . . .      1,003,163      6,904,912
  Net Change In Unrealized Appreciation/Depreciation . . . .     (1,065,437)       722,858
                                                               ---------------------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . .        (52,881)     7,672,884
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from Net Investment Income . . . . . . . . . . .        (54,630)      (242,665)
  Distributions from Net Realized Gain on Investments. . . .     (7,908,061)    (4,030,449)
                                                               ---------------------------
  DECREASE IN NET ASSETS RESULTING FROM
  DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . . .     (7,962,691)    (4,273,114)

  CHANGE IN NET ASSETS DERIVED FROM INVESTMENT ACTIVITIES. .     (8,015,572)     3,399,770
                                                               ---------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net Increase (Decrease) in Net Assets Derived From
    Capital Stock Transactions - Note 4  . . . . . . . . . .      4,409,424       (621,631)
                                                               ---------------------------

  NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . .     (3,606,148)     2,778,139
                                                               ---------------------------
NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . .     42,379,848     39,601,709
                                                               ---------------------------

  End of period (including overdistributed net investment
     Income of $0 and ($392,570), respectively). . . . . . .   $ 38,773,700   $ 42,379,848
                                                               ---------------------------
                                                               ---------------------------


THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            STONEBRIDGE GROWTH FUND, INC.

                                FINANCIAL HIGHLIGHTS

 SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR


                                                    PERIOD ENDED                         YEARS ENDED
                                                     OCTOBER 31,                         NOVEMBER 30,
                                                       1998          1997            1996           1995           1994
                                                    --------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period . . . .          $17.69         $16.56         $14.36         $12.61         $12.62
                                                    --------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
  Net Investment Income. . . . . . . . . . .            0.00           0.02           0.10           0.17           0.07
  Net Realized and Unrealized Gain (Loss)
     on Investments. . . . . . . . . . . . .           (0.07)          2.90           2.83           2.34           0.29
                                                    --------------------------------------------------------------------
  Total Income from Investment Operations. .           (0.07)          2.92           2.93           2.51           0.36
                                                    --------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
STOCKHOLDERS:
  Distributions from Net Investment
     Income. . . . . . . . . . . . . . . . .           (0.02)         (0.10)         (0.17)         (0.07)         (0.07)

  Distributions from Net Realized Gain
     on Investments. . . . . . . . . . . . .           (3.28)         (1.69)         (0.56)         (0.69)         (0.30)
                                                    --------------------------------------------------------------------
  Total Distributions to shareholders. . . .           (3.30)         (1.79)         (0.73)         (0.76)         (0.37)
                                                    --------------------------------------------------------------------
Net Asset Value, End of Period . . . . . . .          $14.32         $17.69         $16.56         $14.36         $12.61
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
TOTAL RETURN . . . . . . . . . . . . . . . .           (0.44)%        19.79%         21.46%         23.50%          2.81%
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (in 000s). . . .         $38,774        $42,380        $39,602        $34,775        $30,775
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
  Ratio of Operating Expenses to
    Average Net Assets . . . . . . . . . . .            1.50%          1.50%          1.47%          1.49%          1.64%
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
  Ratio of Net Investment Income to
    Average Net Assets . . . . . . . . . . .            0.02%          0.11%          0.67%          1.27%          0.53%
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
  Portfolio Turnover Rate* . . . . . . . . .              41%            41%            45%            38%            36%
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------
  Average Commission Rate**. . . . . . . . .          $.1004         $.1221         $.1351              -              -
                                                    --------------------------------------------------------------------
                                                    --------------------------------------------------------------------


 *A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.
**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

The accompanying notes to financial statements are an integral part of the financial statements.

                            STONEBRIDGE GROWTH FUND, INC.

                           NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Growth Fund, Inc. (the
     Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

     FEDERAL INCOME TAXES -- No provision for Federal income taxes is necessary since the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and distribute substantially all of its net investment income and realized gains from investment transactions to its stockholders each year.

     DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to stockholders are recorded on the ex-dividend date.

     OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis the Fund uses for Federal income tax purposes.

     USE OF ESTIMATES -- The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     RECLASSIFICATION -- Certain reclassifications have been made to conform fiscal 1997 financial statements to the presentation in fiscal 1998. The reclassifications had no effect on the net decrease in net assets.

2.   INVESTMENT TRANSACTIONS:

     Purchases and sales of investment securities (excluding short-term securities), for the period ended October 31, 1998 were as follows:


                                Purchases        Sales
                                ---------        -----
          Common Stocks       $15,124,063    $20,601,876


                            STONEBRIDGE GROWTH FUND, INC.

2.   INVESTMENT TRANSACTIONS (CONTINUED):


     As of October 31, 1998
          Gross appreciation (excess of value over cost)         $12,263,953
          Gross depreciation (excess of cost over value)             (34,306)
                                                                 -----------
          Net unrealized appreciation                            $12,229,647
                                                                 -----------
                                                                 -----------

     This amount represents the net increase in the value of investments (all of which are represented by long transactions) held at October 31, 1998.

3.   TRANSACTIONS WITH AFFILIATES:

     The Fund has entered into an investment advisory agreement with Stonebridge Capital Management, Inc. (the Adviser). The advisory agreement has been approved by the Fund's Board of Directors and stockholders. Under the agreement, the Adviser is entitled to a fee, computed daily and paid monthly (in arrears), at the annual rate of 0.75% of the average daily net assets of the Fund. For the period ended October 31, 1998 Advisory fees paid to the Adviser totaled approximately $214,284.

     The Adviser has agreed that it will limit the overall annual expenses of the Fund to 1.50% of average annual net assets, by either reducing its fees or reimbursing the Fund for operating expenses in excess of this limitation. The Fund will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year. The amount of the deferred expense subsidy, as defined in the statement of assets and liabilities, represents the difference between total expenses subsidized and management fees waived by the Adviser (less payments received from the Adviser) totaling $107,500 at October 31, 1998 and the accrued management fee due the Adviser at October 31, 1998 of $102,771; this amount will be recognized as expense previously deferred in the statement of operations in future periods, if limits permit in those periods. As of October 31, 1998, the Fund had a cumulative carryover of $107,500 in waived expenses.

     On July 23, 1997, the Fund entered into an administration agreement with ALPS Mutual Funds Services ("ALPS"). The administrative agreement provides that ALPS will receive a monthly management fee equal to the annual rate of .10% of the average daily net assets in the Fund up to $250,000,000 and .075% of the average daily net assets of the Fund in excess of $250,000,000. At all times ALPS' fee will be no less than $5,000 per month in the first year and $6,250 per month in years two and three. For the period ended October 31, 1998, ALPS received $56,461 for administration services.

     Certain officers and directors of the Fund are also officers and/or directors of the Adviser and/or ALPS.

                            STONEBRIDGE GROWTH FUND, INC.

4.   CAPITAL STOCK:

     At October 31, 1998, there were indefinite shares of $1.00 par value capital stock authorized shares. Transactions in shares of capital stock for the period ended October 31, 1998 and the year ended November 30, 1997, were as follows:



                                        FOR THE PERIOD ENDED     FOR THE YEAR ENDED
                                          OCTOBER 31, 1998        NOVEMBER 30, 1997
                                         SHARES       AMOUNT     SHARES      AMOUNT
                                         ------       ------     ------      ------
     Shares Sold                         86,431   $1,380,501    26,597   $ 401,883
     Shares Issued to Stockholders
       in Reinvestment of Dividends     532,749    7,837,364     288,177   4,233,322
                                       ---------------------------------------------
     Total                              619,180    9,217,865     314,774   4,635,205
     Less Shares Redeemed              (306,521)  (4,808,441)   (310,844) (5,256,836)
                                       ---------------------------------------------
     Net Increase (Decrease)            312,659   $4,409,424       3,930   $(621,631)
                                       ---------------------------------------------
                                       ---------------------------------------------


5.   STONEBRIDGE REORGANIZATION:

     On August 25, 1998, shareholders of the former Stonebridge Growth Fund, Inc. voted to approve its reorganization into the Growth Fund Portfolio of the Stonebridge Funds Trust, a newly created Delaware business trust, effective November 1, 1998.

6.   DISTRIBUTION TO STOCKHOLDERS:

     On December 10, 1997, a dividend of $0.02 per share, aggregating $45,114 was declared from net investment income. Additionally, a dividend of $2.90 per share, aggregating $6,904,913 was declared from net realized gains from investment transactions (including $0.21 applicable to short-term capital gains that are taxable to shareholders as ordinary income dividends.)
     These dividends were paid on December 31, 1997 to shareholders of record December 29, 1997.

     On October 29, 1998, a dividend of $.004 per share, aggregating $9,516 was declared from net investment income. Additionally, a dividend of $.38 per share, aggregating $1,003,163 was declared from net realized gains from investment transactions. These dividends were paid on October 31, 1998 to shareholders of record October 28, 1998.